Employee Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

The following tables summarize a reconciliation of beginning and ending balances of the benefit obligation and fair value of plan assets, as well as the funded status of the Company's defined benefit pension and postretirement healthcare benefit plans for the years ended December 31, 2013 and 2012:

	Pension Plans		Other Postretirement Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligations, January 1	$2,229.6	$1,945.2	$45.3	$46.0
Service cost	45.3	40.5	—	—
Interest cost	88.3	90.2	1.7	1.7
Plan participants' contribution	—	—	0.1	0.4
Net actuarial (gains) losses	(277.9)	233.0	(7.2)	1.7
Benefits paid	(90.3)	(79.3)	(3.2)	(4.5)
Benefit obligations, December 31	1,995.0	2,229.6	36.7	45.3

Change in plan assets:
Fair value of plan net assets, January 1	1,371.7	1,193.5	—	—
Actual return on plan assets	221.1	155.7	—	—
Employer contributions	54.3	101.8	3.1	4.1
Plan participants' contributions	—	—	0.1	0.4
Benefits paid	(90.3)	(79.3)	(3.2)	(4.5)
Fair value of plan net assets, December 31	1,556.8	1,371.7	—	—
Unfunded status at end of year (1)	$(438.2)	$(857.9)	$(36.7)	$(45.3)
(1) Funded status is not indicative of the Company's ability to pay ongoing pension benefits or of its obligation to fund retirement trusts. Required pension funding for qualified plans is determined in accordance with Employee Retirement Income Security Act ("ERISA") regulations .

Schedule of Defined Benefit Plan Amounts Recognized in Balance Sheet and Other Comprehensive Income (Loss)

The following table summarizes amounts recognized on the Consolidated Balance Sheets and AOCI were as follows as of December 31, 2013 and 2012:

	Pension Plans		Other Postretirement Benefits
	2013	2012	2013	2012
Amounts recognized in the Consolidated Balance Sheets consist of:
Accrued benefit cost	$(438.2)	$(857.9)	$(36.7)	$(45.3)
Net amount recognized	$(438.2)	$(857.9)	$(36.7)	$(45.3)

Accumulated other comprehensive (income) loss:
Prior service cost (credit)	$(52.6)	$(63.0)	$(24.9)	$(28.3)
Tax effect	18.4	22.0	8.7	9.9
Accumulated other comprehensive (income) loss, net of tax	$(34.2)	$(41.0)	$(16.2)	$(18.4)

Schedule of Defined Benefit Plans Disclosures
The following table summarizes information for pension and other postretirement benefit plans with a projected benefit obligation and an accumulated benefit obligation in excess of plan assets was as follows as of December 31, 2013 and 2012:

	Pension Plans		Other Postretirement Benefits
	2013	2012	2013	2012
Projected benefit obligation	$1,995.0	$2,229.6	$36.7	$45.3
Accumulated benefit obligation	1,994.8	2,218.5	N/A	N/A
Fair value of plan assets	1,556.8	1,371.7	—	—

Schedule of Components of Net Periodic Benefit Cost
The components of net periodic benefit costs recognized in the Statements of Operations and other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) were as follows for the years ended December 31, 2013, 2012 and 2011:

	Pension Plans			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic (Benefit) Costs Recognized in Consolidated Statements of Operations:
Service cost	$45.3	$40.5	$37.5	$—	$—	$(2.1)
Interest cost	88.3	90.2	95.0	1.7	1.7	2.6
Expected return on plan assets	(101.2)	(92.6)	(81.6)	—	—	—
Amortization of prior service cost (credit)	(10.4)	(11.1)	(1.3)	(3.4)	(3.4)	(3.4)
(Gain) loss recognized due to curtailments	—	(6.9)	—	—	—	—
Net (gain) loss recognition	(397.9)	170.0	163.3	(7.2)	1.9	(5.5)
Net periodic (benefit) costs	(375.9)	190.1	212.9	(8.9)	0.2	(8.4)

Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)	—	—	(83.6)	—	—	—
Amortization of prior service (credit) cost	10.4	11.1	1.3	3.4	3.4	3.4
The effect of any curtailment or settlement	—	6.9	—	—	—	—
Total recognized in AOCI	10.4	18.0	(82.3)	3.4	3.4	3.4
Total recognized in net periodic (benefit) costs and AOCI	$(365.5)	$208.1	$130.6	$(5.5)	$3.6	$(5.0)

The estimated prior service cost for the pension plans and other postretirement benefit plans are amortized from AOCI into net periodic (benefit) cost. Such amounts included in AOCI and expected to be recognized as components of periodic (benefit) cost in 2014 are as follows:

	Pension Plans	Other Postretirement Benefits
Amortization of prior service cost (credit)	$(10.4)	$(3.4)

Schedule of Assumptions Used
The weighted-average assumptions used in determining benefit obligations were as follows:

	Pension Plans		Other Postretirement Benefits
	2013	2012	2013	2012
Discount rate	4.95%	4.05%	4.95%	4.05%
Rate of compensation increase	4.00%	4.00%	N/A	N/A
The weighted-average assumptions used in determining net benefit cost were as follows:

	Pension Plans			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Discount rate	4.05%	4.59%	5.50%	4.05%	4.75%	5.50%
Rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A
Expected rate of return on plan assets	7.50%	7.50%	7.50%	N/A	N/A	N/A

Schedule of Health Care Cost Trend Rates
Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

	One Percentage Point Increase	One Percentage Point Decrease
Effect on the aggregate of service and interest cost components	$0.1	$—	*
Effect on accumulated postretirement benefit obligation	1.1	(0.9)

Schedule of Allocation of Plan Assets

The following table summarizes the Company's pension plan’s target allocation range and actual asset allocation by asset category as of December 31, 2013 and 2012:

	Actual Asset Allocation
	2013	2012
Equity securities:
Target allocation range	34%-67%	45%-70%
Large-cap domestic	26.4%	29.4%
Small/Mid-cap domestic	5.9%	6.8%
International commingled funds	14.2%	12.4%
Other	4.6%	4.4%
Total equity securities	51.1%	53.0%
Fixed maturities:
Target allocation range	30%-50%	25%-40%
U.S. Treasuries, short term investments, cash and futures	10.0%	13.8%
U.S. Government agencies and authorities	3.8%	5.7%
U.S. corporate, state and municipalities	22.0%	7.8%
Foreign securities	3.1%	2.9%
Residential mortgage-backed securities	0.2%	4.7%
Commercial mortgage-backed securities	—%	2.3%
Other asset-backed securities	0.1%	0.4%
Total fixed maturities	39.2%	37.6%
Other investments:
Target allocation range	6%-14%	6%-14%
Hedge funds	4.9%	4.5%
Real estate	4.8%	4.9%
Total other investments	9.7%	9.4%
Total	100.0%	100.0%
The following table summarizes the fair values of the pension plan assets as of December 31, 2013 by asset class were as follows:

	Level 1	Level 2	Level 3(1)	Total
Assets
Fixed maturities, short-term investments and cash:
Cash and cash equivalents	$1.5	$—	$—	$1.5
Short-term investment fund(2)	—	153.8	—	153.8
U.S. Government securities	58.4	—	—	58.4
U.S. corporate, state and municipalities	2.6	340.9	—	343.5
Foreign securities	—	48.6	—	48.6
Residential mortgage-backed securities	—	2.9	—	2.9
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	—	1.1	—	1.1
Total fixed maturities	62.5	547.3	—	609.8

Equity securities:
Large-cap domestic	412.0	—	—	412.0
Small/Mid-cap domestic	91.4	—	—	91.4
International commingled funds(3)	—	221.5	—	221.5
Limited partnerships(4)	—	—	71.4	71.4
Total equity securities	503.4	221.5	71.4	796.3

Other investments:
Real estate(5)	—	—	74.6	74.6
Limited partnerships(6)	—	—	76.1	76.1
Total other investments	—	—	150.7	150.7
Total assets	$565.9	$768.8	$222.1	$1,556.8

Liabilities
Derivatives	$—	$—	—	$—
Total Liabilities	$—	$—	$—	$—

Net, total pension assets	$565.9	$768.8	$222.1	$1,556.8
(1) Level 3 net assets accounted for 14.3% of total net assets measured at fair value on a recurring basis.
(2) This category includes common collective trust funds invested in the EB Temporary Investment Fund of The Bank of New York Mellon (“Short-term Investment Fund”). The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participant's redemptions in the Short-term Investment Fund may be requested by 2 p.m. eastern standard time and are processed by the following day.

(3)
International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $119.5 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $102.0 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem monies from the funds on a monthly basis as of the last business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.

(4) Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $16.5 and Pantheon USA has a balance of $54.9. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year. For the year ended December 31, 2013, Pantheon Europe and Pantheon USA have unfunded commitments of $3.8 and $11.1, respectively, and there were no significant redemption restrictions.
(5) UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $74.6 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the National Council of Real Estate investment Fiduciaries Open-End Diversified Core ("NFI_ODCE") index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5.0% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period. Investors may request redemptions of all or a portion of their units as of the end of a calendar quarter by delivering written notice to the Fund at least sixty days prior to the end of the quarter.
(6) Magnitude Institutional, Ltd. ("MIL") has a balance of $76.1 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts. There are significant redemption restrictions in the MIL fund.

The following table summarizes the fair values of the pension plan assets at December 31, 2012 by asset class were as follows:

	Level 1	Level 2	Level 3(1)	Total
Assets
Fixed maturities, short term investments and cash:
Cash and cash equivalents	$21.8	$—	$—	$21.8
Short-term investment fund(2)	—	178.1	—	178.1
U.S. Government securities	77.5	—	—	77.5
U.S. corporate, state and municipalities	1.1	106.3	—	107.4
Foreign securities	—	40.0	—	40.0
Residential mortgage-backed securities	—	64.3	—	64.3
Commercial mortgage-backed securities	—	31.3	—	31.3
Other asset-backed securities	—	5.2	—	5.2
Total fixed maturities	100.4	425.2	—	525.6

Equity securities:
Large-cap domestic	402.9	—	—	402.9
Small/Mid-cap domestic	94.0	—	—	94.0
International commingled funds(3)	—	169.6	—	169.6
Limited partnerships(4)	—	—	60.8	60.8
Total equity securities	496.9	169.6	60.8	727.3

Other investments:
Real estate(5)	—	—	67.4	67.4
Limited partnerships(6)	—	—	62.2	62.2
Total other investments	—	—	129.6	129.6
Total assets	$597.3	$594.8	$190.4	$1,382.5

Liabilities
Derivatives	$10.8	$—	$—	$10.8
Total Liabilities	$10.8	$—	$—	$10.8

Net, total pension assets	$586.5	$594.8	$190.4	$1,371.7
(1) Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.
(2) This category includes common collective trust funds invested in the Short-term Investment Fund. The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participants redemptions in the Short-term Investment Fund were the result of the normal course of business, the Trustee permitted redemptions in cash. In order to control liquidity and realized losses on the sale of securities in the Short-term Investment Fund, requests for cash redemptions were not permitted where participants desired to exit the Short-term investment fund.
(3) International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $90.7 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $78.9 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem moneys from the funds on a monthly basis as of the first business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
(4) Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $15.5 and Pantheon USA has a balance of $45.3. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year. For the year ended December 31, 2012, Pantheon Europe and Pantheon USA have unfunded commitments of $4.0 and $17.1, respectively, and there were no significant redemption restrictions.
(5) UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $67.4 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the NFI_ODCE index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5.0% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period.
(6) MIL has a balance of $62.2 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.

Schedule of Changes in Fair Value of Level 3 Assets and Liabilities
The following table summarizes the change in fair value of the pension plan's Level 3 assets and liabilities and transfers in and out of Level 3 for the years ended December 31, 2013 and 2012:

	2013
	Fair Value as of January 1	Actual Return on Plan Assets		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3	Transfers out of Level 3	Fair Value as of December 31
		Held at Year-end	Sold During Year
Other liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Real estate	67.4	0.8	—	6.4	—	—	—	—	—	74.6
Limited partnerships	123.0	13.7	2.5	18.2	—	(9.9)	—	—	—	147.5
	$190.4	$14.5	$2.5	$24.6	$—	$(9.9)	$—	$—	$—	$222.1

	2012
	Fair Value as of January 1	Actual Return on Plan Assets		Purchases			Settlements	Transfers in to Level 3	Transfers out of Level 3	Fair Value as of December 31
		Held at Year-end	Sold During Year		Issuances	Sales
Other liabilities	$(0.8)	$—	$—	$—	$—	$0.8	$—	$—	$—	$—
Real estate	62.0	(0.4)	—	5.8	—	—	—	—	—	67.4
Limited partnerships	110.1	9.7	0.3	7.6	—	(4.7)	—	—	—	123.0
	$171.3	$9.3	$0.3	$13.4	$—	$(3.9)	$—	$—	$—	$190.4

Schedule of Expected Benefit Payments

The following table summarizes the expected benefit payments for the Company's pension and postretirement plans to be paid for the years indicated are as follows:

	Pension Benefits	Other Postretirement Benefits Gross
2014	$97.1	$3.7
2015	102.4	3.3
2016	107.9	3.0
2017	113.0	2.8
2018	119.0	2.6
2019-2022	670.9	11.1